Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories Disclosure [abstract]
Inventories by class
(USD millions)	2021	2020

Raw material, consumables	870	967

Work in progress	3 160	3 324

Finished products	2 636	2 840

Total inventories	6 666	7 131

Amount of inventory recognized as an expense in cost of goods sold
(USD billions)	2021	2020	2019

Cost of goods sold	-8.8	-8.5	-8.5

Recognized amount of inventory provisions and reversals of inventory provision
(USD millions)	2021	2020	2019

Inventory provisions	-573	-702	-752

Reversals of inventory provisions	158	255	218